RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 5,598	$ 4,445	$ 4,410
Share-based compensation	2,296	3,091	2,024
Other long-term benefits	1,847	1,373	1,742
Total compensation	$ 9,741	$ 8,909	$ 8,176